Convertible Debentures (Details 3) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Debentures
Interest Expense Debt	$ 432,782	$ 621,378	$ 128,612